Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2012
Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt

The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2011 and 2012 are as follows:

March 31, 2011

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥194,728	1.3%
Short-term debt outside Japan, mainly from banks	103,107	3.1
Commercial paper in Japan	180,798	0.2

	¥478,633	1.3

March 31, 2012

	Millions of yen	Millions of U.S. dollars	Weighted average rate
Short-term debt in Japan, mainly from banks	¥168,012	$2,044	0.7%
Short-term debt outside Japan, mainly from banks	107,568	1,309	4.2
Commercial paper in Japan	176,415	2,146	0.2
Commercial paper outside Japan	4,023	49	4.0
Notes outside Japan	1,955	24	5.3

	¥457,973	$5,572	1.4

Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2011 and 2012 are as follows:

March 31, 2011

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2012~2025	¥240,904	2.8%
Floating rate	2012~2026	1,263,844	1.3
Insurance companies and others:
Fixed rate	2012~2018	325,006	1.8
Floating rate	2012~2028	233,345	1.1
Unsecured bonds	2012~2021	1,177,582	1.9
Unsecured convertible bonds with stock acquisition rights	2014	149,974	1.0
Unsecured bond with stock acquisition rights	2023	34,233	0.0
Unsecured notes under medium-term note program	2012~2018	88,190	1.9
Payables under securitized lease receivables	2012~2016	170,820	1.5
Payables under securitized loan receivables and investment in securities	2012~2039	847,370	4.3

		¥4,531,268	2.1

March 31, 2012

	Due (Fiscal Year)	Millions of yen	Millions of U.S. dollars	Weighted average rate
Banks:
Fixed rate	2013~2025	¥248,452	$3,023	2.7%
Floating rate	2013~2027	1,223,127	14,881	1.3
Insurance companies and others:
Fixed rate	2013~2020	289,871	3,527	1.8
Floating rate	2013~2028	240,277	2,923	1.1
Unsecured bonds	2013~2021	1,144,539	13,925	2.1
Unsecured convertible bonds with stock acquisition rights	2014	149,968	1,825	1.0
Unsecured bond with stock acquisition rights	2023	35,630	434	0.0
Unsecured notes under medium-term note program	2013~2018	60,911	741	2.0
Payables under securitized lease receivables	2013~2018	172,917	2,104	1.1
Payables under securitized loan receivables and investment in securities	2013~2039	701,788	8,539	4.5

		¥4,267,480	$51,922	2.1

Schedule of Long Term Debt Repayment

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2012 is as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥1,149,478	$13,986
2014	1,158,887	14,100
2015	533,415	6,490
2016	599,510	7,294
2017	497,025	6,047
Thereafter	329,165	4,005

Total	¥4,267,480	$51,922

Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions

Other than the assets of the consolidated variable interest entities pledged as collateral for financing described in Note 11 (“Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2012:

	Millions of yen	Millions of U.S. dollars
Minimum lease payments, loans and investment in operating leases	¥102,256	$1,244
Investment in securities	82,602	1,005
Other operating assets	9,672	118
Other assets	2,122	26

	¥196,652	$2,393